SCHEDULE OF MARKETING AND SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales And Marketing
Payroll and related expenses	$ 595	$ 1,076	$ 1,318
Exhibitions, conventions, and travel expenses	98	379	302
Consultants	360	416	558
Other	67	68	52
Total sales and marketing	$ 1,120	$ 1,939	$ 2,230